Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities [abstract]
Net income (loss) for the year	$ 34,302,651	$ 10,344,780
Adjustment to reconcile net income (loss) for the year to net cash from operating activities [abstract]
Realized losses on redemptions and sales of bullion	1,379,037	2,244,538
Change in unrealized (gains) losses on bullion	(36,755,873)	(13,697,696)
Net changes in operating assets and liabilities
Increase in accounts payable	(40,593)	13,715
Increase in prepaid assets	(20,459)	(124,347)
Net cash used in operating activities	(1,135,237)	(1,219,010)
Cash flows from investing activities [abstract]
Sales of bullion	952,534
Net cash provided by investing activities	952,534
Cash flows from financing activities [abstract]
Proceeds from issuance of Units (note 7)		817,063
Payments on redemption of Units (note 7)	(56,502)	(2,867)
Underwriting commissions and issue expenses		(10,016)
Net cash provided by (used in) financing activities	(56,502)	804,180
Net increase (decrease) in cash during the year	(239,205)	(414,830)
Cash (bank indebtness) at beginning of year	253,486	668,316
Cash at end of year	$ 14,281	$ 253,486